INCOME/ (LOSS) PER SHARE - Computation of Basic and Diluted Net Income/(Loss) Per Ordinary Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net income / (loss) attributable to ordinary shareholders of LightInTheBox Holding Co., Ltd.	$ (9,590)	$ (56,582)	$ 13,129
Adjusted net income / (loss) attributable to ordinary shareholders of LightInTheBox Holding Co., Ltd. used in calculating net income/ (loss) per ordinary share -diluted	$ (9,590)	$ (56,582)	$ 13,129
Denominator:
Weighted average number of shares used in calculating net income/ (loss) per ordinary share -basic	225,940,602	226,248,599	224,306,117
Weighted average number of shares used in calculating net income / (loss) per ordinary share -diluted	225,940,602	226,248,599	226,568,979
Net income / (loss) per ordinary share- basic	$ (0.04)	$ (0.25)	$ 0.06
Net income / (loss) per ordinary share- diluted	$ (0.04)	$ (0.25)	$ 0.06
Share options
Denominator:
Shares excluded from the calculation of diluted loss per share	5,734,080	4,423,900
Nonvested shares
Denominator:
Shares excluded from the calculation of diluted loss per share	150,000	46,000